John Hancock Investment Trust
Supplement dated December 1, 2017 to the current prospectus, as may be supplemented (the prospectus)

John Hancock ESG All Cap Core Fund

The “Principal Investment Strategies” in the “Fund Summary” section of the prospectus are amended and restated as follows:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of any market capitalization or sector that meet the manager’s sustainability criteria. Equity securities include common and preferred stocks and their equivalents. The manager seeks companies meeting its sustainability criteria with high quality characteristics including strong environmental, social, and governance (“ESG”) records.

The manager employs a bottom-up financial analysis that includes a review of ESG issues and how they may impact stock valuation or performance. ESG factors reflect a variety of key sustainability issues that can influence company risks and opportunities and span a range of metrics including board diversity, climate change policies, and supply chain and human rights policies. Companies that meet the manager’s ESG requirements or sustainability criteria typically have strong sustainability data and policy reporting, for example publishing a comprehensive corporate sustainability report. The fund may also invest up to 20% of its total assets in the equity securities of foreign issuers, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The fund may focus its investments in a particular sector or sectors of the economy. The manager may sell stocks for several reasons, including when the stock no longer meets the manager’s ESG or sustainability criteria, or when the stock declines in value and no longer reflects the manager’s investment thesis. The fund will not invest in any companies with material exposure to agricultural biotechnology, coal mining, hard rock mining, nuclear power, tar sands, tobacco, or weapons/firearms. The fund also will not invest in any companies with major recent or ongoing controversies involving animal welfare, environmental, governance, human rights, product safety, or workplace matters.

The manager employs active shareowner engagement to raise environmental, social, and governance issues with the management of select portfolio companies, and may file shareholder proposals on behalf of the fund. Through this effort, the manager seeks to encourage company managements toward greater transparency, accountability, disclosure, and commitment to ESG issues.

The “Principal Investment strategies” in the “Fund Details” section of the prospectus are amended and restated as follows:

The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide 60 days’ written notice to shareholders prior to a change in its 80% investment strategy.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of any market capitalization or sector that meet the manager’s sustainability criteria. Equity securities include common and preferred stocks and their equivalents. The manager seeks companies meeting its sustainability criteria with high quality characteristics including strong environmental, social, and governance (“ESG”) records. The manager defines high-quality characteristics to include:

▪	Financial statement integrity
▪	Conservative debt management
▪	Positive and growing cash flow from operations
▪	Above peer return on invested capital (ROIC)
▪	Sector-leading policies and performance related to key ESG issues

The manager employs a bottom-up financial analysis that includes a review of ESG issues and how they may impact stock valuation or performance. ESG factors reflect a variety of key sustainability issues that can influence company risks and opportunities and span a range of metrics including board diversity, climate change policies, and supply chain and human rights policies. Companies that meet the manager’s ESG requirements or sustainability criteria typically have strong sustainability data and policy reporting, for example publishing a comprehensive corporate sustainability report. These companies may have strong board diversity, such as two or more women on the board. ESG criteria may be somewhat different industry by industry. For example, in the apparel industry, the manager would seek companies with comprehensive supply chain code of conduct requirements and monitoring policies. In the energy industry, the manager would seek companies with solid worker safety records and environmental management programs. The fund may also invest up to 20% of its total assets in the equity securities of foreign issuers, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The manager may sell stocks for several reasons, including when the stock no longer meets the manager’s ESG or sustainability criteria, or when the stock declines in value and no longer reflects the manager’s investment thesis.

The manager’s investment philosophy is that integrating ESG factors into the financial analysis process can help identify companies positioned to deliver long-term risk adjusted performance. The manager seeks to identify companies that it believes are strategic leaders, with high quality business models and the potential to create consistent earnings growth. In addition, the manager seeks to identify companies with strong board and management qualities, as evidenced by transparent and conservative financial reporting, and better management of ESG risks, such as risks from new environmental regulations, product safety risk, and reputational risks from major controversies or accidents. In general, the manager seeks to identify companies with strong awareness of ESG opportunities and risks in areas important to their respective industry. For example, companies may be considered to have poor corporate governance if they exhibit excessive executive compensation relative to peers and if compensation does not include a variable component tied to company financial performance. Such opportunities include:

Environmental
▪	clean tech opportunities
▪	climate change policies
▪	sustainable agriculture
▪	water use

Social
▪	healthier products
▪	product safety
▪	supply chain and human rights
▪	worker safety

Governance
▪	board diversity
▪	employee relations
▪	executive compensation

The fund seeks to avoid investing in companies with material exposure to particular market sectors or practices. For example, the fund seeks to avoid investing in:
▪	Companies with any known coal mining exposure
▪	Companies that derive any portion of their revenues from manufacturing landmines or their components
▪	Energy companies with 10% or more of proven reserves in the Tar Sands
▪	Energy or electric utility companies that generate 10% or more of revenues (or own 10% or more of generating capacity) from coal
▪	Companies that derive 5% or more of revenues from:
▪	Nuclear power
▪	Agricultural biotechnology
▪	The sale of conventional, chemical or biological weapons
▪	Companies that derive 5% or more of revenues, not including retail sales, from:
▪	Firearms
▪	Gaming
▪	Pornography
▪	Tobacco
▪	Companies that derive 1% or more of revenues from nuclear weapons sales

The fund seeks to avoid investing in companies with major recent or ongoing controversies involving, for example:
▪	Corporate governance
▪	Environmental issues
▪	Human rights, such as supply chain abuses, suppression of freedom of expression, or support of repressive regimes
▪	Product safety and marketing
▪	Workplace discrimination or employee safety
▪	A pattern of disrespectful or exploitative behavior towards Indigenous Peoples, for example, regarding land use, cultural heritage, or negative imagery

A “major recent or ongoing controversy” is behavior or activity by a company that contravenes the ESG sustainability criteria as reflected in the fund’s principal investment strategies.

The manager’s investment process includes a research process focused on identifying companies with high quality characteristics as defined above; obtaining input from a committee focused on the macroeconomic environment, including changes in interest rates, growth rates, and employment rates; and adhering to risk control parameters such as the maximum size of an individual holding, relative sector weights, and a target average market capitalization for the portfolio.

The manager employs active shareowner engagement to raise environmental, social, and governance issues with the management of select portfolio companies, and may file shareholder proposals on behalf of the fund. To facilitate this process, the manager uses a variety of methods which may include engaging in dialogue with management, participating in shareholder proposal filings, voting proxies in accordance with their proxy voting guidelines, and actively participating in the annual shareholder meeting process. The manager may collaborate with asset owners and other asset managers on more global issues, as well as company specific ones. Through this effort, the manager seeks to encourage company managements toward greater transparency, accountability, disclosure, and commitment to ESG issues.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Investment Trust
Supplement dated December 1, 2017 to the current prospectus, as may be supplemented (the prospectus)

John Hancock ESG Large Cap Core Fund

The “Principal Investment Strategies” in the “Fund Summary” section of the prospectus are amended and restated as follows:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies or sectors that meet the manager’s sustainability criteria. The fund considers large-capitalization companies to be those companies in the capitalization range of the S&P 500 Index, which was approximately $2.36 billion to $617.6 billion as of December 31, 2016. Equity securities include common and preferred stocks and their equivalents. The manager seeks companies meeting its sustainability criteria with high quality characteristics including strong environmental, social, and governance (“ESG”) records.

The manager employs a bottom-up financial analysis that includes a review of ESG issues and how they may impact stock valuation or performance. ESG factors reflect a variety of key sustainability issues that can influence company risks and opportunities and span a range of metrics including board diversity, climate change policies, and supply chain and human rights policies. Companies that meet the manager’s ESG requirements or sustainability criteria typically have strong sustainability data and policy reporting, for example publishing a comprehensive corporate sustainability report. The fund may also invest up to 20% of its total assets in the equity securities of foreign issuers, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The fund may focus its investments in a particular sector or sectors of the economy. The manager may sell stocks for several reasons, including when the stock no longer meets the manager’s ESG or sustainability criteria, or when the stock declines in value and no longer reflects the manager’s investment thesis. The fund will not invest in any companies with material exposure to agricultural biotechnology, coal mining, hard rock mining, nuclear power, tar sands, tobacco, or weapons/firearms. The fund also will not invest in any companies with major recent or ongoing controversies involving animal welfare, environmental, governance, human rights, product safety, or workplace matters.

The manager employs active shareowner engagement to raise environmental, social, and governance issues with the management of select portfolio companies, and may file shareholder proposals on behalf of the fund. Through this effort, the manager seeks to encourage company managements toward greater transparency, accountability, disclosure, and commitment to ESG issues.

The “Principal Investment strategies” in the “Fund Details” section of the prospectus are amended and restated as follows:

The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide 60 days’ written notice to shareholders prior to a change in its 80% investment strategy.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies or sectors that meet the manager’s sustainability criteria. The fund considers large-capitalization companies to be those companies in the capitalization range of the S&P 500 Index, which was approximately $2.36 billion to $617.6 billion as of December 31, 2016. Equity securities include common and preferred stocks and their equivalents. The manager seeks companies meeting its sustainability criteria with high quality characteristics including strong environmental, social, and governance (“ESG”) records. The manager defines high-quality characteristics to include:

▪	Financial statement integrity
▪	Conservative debt management
▪	Positive and growing cash flow from operations
▪	Above peer return on invested capital (ROIC)
▪	Sector-leading policies and performance related to key ESG issues

The manager employs a bottom-up financial analysis that includes a review of ESG issues and how they may impact stock valuation or performance. ESG factors reflect a variety of key sustainability issues that can influence company risks and opportunities and span a range of metrics including board diversity, climate change policies, and supply chain and human rights policies. Companies that meet the manager’s ESG requirements or sustainability criteria typically have strong sustainability data and policy reporting, for example publishing a comprehensive corporate sustainability report. These companies may have strong board diversity, such as two or more women on the board. ESG criteria may be somewhat different industry by industry. For example, in the apparel industry, the manager would seek companies with comprehensive supply chain code of conduct requirements and monitoring policies. In the energy industry, the manager would seek companies with solid worker safety records and environmental management programs. The fund may also invest up to 20% of its total assets in the equity securities of foreign issuers, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The manager may sell stocks for several reasons, including when the stock no longer meets the manager’s ESG or sustainability criteria, or when the stock declines in value and no longer reflects the manager’s investment thesis.

The manager’s investment philosophy is that integrating ESG factors into the financial analysis process can help identify companies positioned to deliver long-term risk adjusted performance. The manager seeks to identify companies that it believes are strategic leaders, with high quality business models and the potential to create consistent earnings growth. In addition, the manager seeks to identify companies with strong board and management qualities, as evidenced by transparent and conservative financial reporting, and better management of ESG risks, such as risks from new environmental regulations, product safety risk, and reputational risks from major controversies or accidents. In general, the manager seeks to identify companies with strong awareness of ESG opportunities and risks in areas important to their respective industry. For example, companies may be considered to have poor corporate governance if they exhibit excessive executive compensation relative to peers and if compensation does not include a variable component tied to company financial performance. Such opportunities include:

Environmental
▪	clean tech opportunities
▪	climate change policies
▪	sustainable agriculture
▪	water use

Social
▪	healthier products
▪	product safety
▪	supply chain and human rights
▪	worker safety

Governance
▪	board diversity
▪	employee relations
▪	executive compensation

The fund seeks to avoid investing in companies with material exposure to particular market sectors or practices. For example, the fund seeks to avoid investing in:
▪	Companies with any known coal mining exposure
▪	Companies that derive any portion of their revenues from manufacturing landmines or their components
▪	Energy companies with 10% or more of proven reserves in the Tar Sands
▪	Energy or electric utility companies that generate 10% or more of revenues (or own 10% or more of generating capacity) from coal
▪	Companies that derive 5% or more of revenues from:
▪	Nuclear power
▪	Agricultural biotechnology
▪	The sale of conventional, chemical or biological weapons
▪	Companies that derive 5% or more of revenues, not including retail sales, from:
▪	Firearms
▪	Gaming
▪	Pornography
▪	Tobacco
▪	Companies that derive 1% or more of revenues from nuclear weapons sales

The fund seeks to avoid investing in companies with major recent or ongoing controversies involving, for example:
▪	Corporate governance
▪	Environmental issues
▪	Human rights, such as supply chain abuses, suppression of freedom of expression, or support of repressive regimes
▪	Product safety and marketing
▪	Workplace discrimination or employee safety
▪	A pattern of disrespectful or exploitative behavior towards Indigenous Peoples, for example, regarding land use, cultural heritage, or negative imagery

A “major recent or ongoing controversy” is behavior or activity by a company that contravenes the ESG sustainability criteria as reflected in the fund’s principal investment strategies.

The manager’s investment process includes a research process focused on identifying companies with high quality characteristics as defined above; obtaining input from a committee focused on the macroeconomic environment, including changes in interest rates, growth rates, and employment rates; and adhering to risk control parameters such as the maximum size of an individual holding, relative sector weights, and a target average market capitalization for the portfolio.

The manager employs active shareowner engagement to raise environmental, social, and governance issues with the management of select portfolio companies, and may file shareholder proposals on behalf of the fund. To facilitate this process, the manager uses a variety of methods which may include engaging in dialogue with management, participating in shareholder proposal filings, voting proxies in accordance with their proxy voting guidelines, and actively participating in the annual shareholder meeting process. The manager may collaborate with asset owners and other asset managers on more global issues, as well as company specific ones. Through this effort, the manager seeks to encourage company managements toward greater transparency, accountability, disclosure, and commitment to ESG issues.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.